Related parties (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Disclosure of interests in other entities [text block]
Balances with associates and joint ventures as of December 31, 2017 and 2016 are as follows:

	Accounts receivable	Accounts receivable - Loans	Other assets	Accounts payable	Loans	Other liabilities
Joint Ventures
Equion Energy Limited (1)	4,010	-	7,716	101,472	259,760	7
Ecodiesel Colombia S.A.	362	-	-	22,228	-	-
Associates
Invercolsa S.A.	18,641	-	-	-	-	-
Offshore International Group Inc. (2)	-	154,810	-	-	-	-
Serviport S.A.	-	-	-	5,820	-	-
Balance as of December 31, 2017	23,013	154,810	7,716	129,520	259,760	7
Current	23,013	-	7,716	129,520	259,760	7
Non-current	-	154,810	-	-	-	-
	23,013	154,810	7,716	129,520	259,760	7

	Accounts receivable	Accounts receivable - Loans	Other assets	Accounts payable	Loans
Joint Ventures
Equion Energy Limited	97,601	-	7,135	89,666	30,644
Ecodiesel Colombia SA	129	-	-	20,765	-
Offshore International Group (2)	-	170,121	-	-	-
Associates
Serviport SA	-	-	-	3,989	-
Balance as of December 31, 2016	97,730	170,121	7,135	114,420	30,644
Current	97,730	-	7,135	114,420	30,644
Non-current	-	170,121	-	-	-
	97,730	170,121	7,135	114,420	30,644

Loans with related parties:

(1)	Deposits held by Equion in Capital AG for a nominal value of US$ 77 million with maturity in January 2018 and a weighted average rate of 1.44%.

(2)
Loan granted by Ecopetrol SA to Savia Perú SA (subsidiary of Offshore International Group) for US$57 million in 2016, with an interest rate of 4.99% payable semiannually from 2017 and maturating in 2021. The balance in nominal value of this loan as of December 31, 2017 is US$49 million.

Disclosure of transactions between related parties [text block]
The main transactions with related parties for years ended December 31, 2017, 2016 and 2015 are detailed as follows:

	2017		2016		2015
	Sales and services	Purchases and others	Sales and services	Purchases and others	Sales and services	Purchases and others
Joint Ventures
Equion Energy Limited	425,881	598,636	491,698	418,618	515,968	190,158
Ecodiesel Colombia SA	6,583	259,269	5,744	265,584	7,245	267,647
Offshore International Group	15,188	-	6,285	-	-	-
Associates
Serviport SA	-	-	-	24,572	-	-
Total	447,652	857,905	503,727	708,774	523,213	457,805

Disclosure of information about key management personnel [text block]
As of December 31, 2017, the following Key Management Officers owned less than 1% of the outstanding shares of Ecopetrol SA as follows:

Key management personnel	% Shares
Felipe Bayón	<1% outstanding shares
Mauricio Cárdenas Santamaría	<1% outstanding shares
Héctor Manosalva Rojas	<1% outstanding shares
Rafael Espinosa Rozo	<1% outstanding shares